INVESTMENT SECURITIES - Investments in debt securities at amortized cost (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets	$ 274,682,875	$ 343,332,362
Investment securities [member]
Disclosure of financial assets [line items]
Financial assets	33,674,477	44,664,373
Investment securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	33,711,407	44,675,071
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	235,373,468	290,172,863
Financial assets at amortised cost, category [member] | Investment securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	9,771,492	5,775,070
Debt securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	35,995,562	48,010,223
Debt securities [member] | Financial assets at amortised cost, category [member] | Investment securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	9,771,492	5,775,070
Debt securities [member] | Financial assets at amortised cost, category [member] | Investment securities [member] | Not later than one month [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	768,921	808,501
Debt securities [member] | Financial assets at amortised cost, category [member] | Investment securities [member] | Later than one month and not later than three months [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	80,379	37,451
Debt securities [member] | Financial assets at amortised cost, category [member] | Investment securities [member] | Later than three months and not later than one year [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	6,032,434	4,556,665
Debt securities [member] | Financial assets at amortised cost, category [member] | Investment securities [member] | Later than one year and not later than five years [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	187,795	178,404
Debt securities [member] | Financial assets at amortised cost, category [member] | Investment securities [member] | Later than five years and not later than ten years [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	155,215	166,690
Debt securities [member] | Financial assets at amortised cost, category [member] | Investment securities [member] | Later than ten years [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	2,546,748	27,359
Securities issued or secured by Colombian Government | Financial assets at amortised cost, category [member] | Investment securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	2,299,618	1,569,076
Securities issued or secured by other Colombian Government entities | Financial assets at amortised cost, category [member] | Investment securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	4,509,839	3,696,298
Securities issued or secured by foreign Governments | Financial assets at amortised cost, category [member] | Investment securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	33,453	27,866
Securities issued or secured by other financial entities | Financial assets at amortised cost, category [member] | Investment securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	2,618,656	148,087
Other debt securities | Financial assets at amortised cost, category [member] | Investment securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	72,389	67,332
Securities issued or secured by non-financial sector entities | Financial assets at amortised cost, category [member] | Investment securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	$ 237,537	$ 266,411